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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered
Management Investment Company

Investment Company Act file number:  811-08895

ING Funds Trust

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2010

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Classic Money Market Fund
ING GNMA Income Fund
ING High Yield Bond Fund
ING Institutional Prime Money Market Fund
ING Intermediate Bond Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING Classic Money Market Fund(1)	as of June 30, 2010 (Unaudited)

Principal Amount			Value
CERTIFICATES OF DEPOSIT: 11.8%
$3,250,000		Barclays PLC, 0.500%, due 10/01/10	$3,250,000
1,500,000		BNP Paribas, 0.250%, due 07/06/10	1,500,000
1,000,000		BNP Paribas, 0.270%, due 08/02/10	999,866
2,250,000		Deutsche Bank AG/London, 0.280%, due 07/26/10	2,249,968
1,000,000		Dexia Del, LLC, 0.550%, due 07/22/10	1,000,012
1,750,000		Lloyds TSB Bank PLC, 0.300%, due 07/22/10	1,749,979
1,000,000		Natixis, 0.270%, due 07/07/10	1,000,002
450,000		Rabobank USA Financial Corp., 0.390%, due 09/08/10	449,879
6,000,000		Rabobank USA Financial Corp., 0.520%, due 09/14/10	6,001,481
3,100,000		Royal Bank of Canada, 0.400%, due 10/28/10	3,099,835
750,000		Societe Generale, 0.300%, due 07/09/10	750,005
1,008,000		Svenska Handelsbanken AB, 0.255%, due 07/26/10	1,007,926
5,000,000		Svenska Handelsbanken AB, 0.520%, due 08/30/10	5,000,083
6,000,000		Toronoto Dominion Bank, 0.450%, due 11/04/10	6,000,000
750,000		Toronoto Dominion Bank, 0.510%, due 11/17/10	750,029
1,000,000		Toronoto Dominion Bank, 0.540%, due 11/19/10	1,000,155
500,000		UBS AG, 1.400%, due 09/22/10	500,913
		Total Certificates of Deposit (Cost $36,310,133)	36,310,133
COMMERCIAL PAPER: 41.5%
5,510,000		ANZ National Bank Ltd., 0.300%, due 07/19/10	5,509,174
1,250,000		ANZ National Bank Ltd., 0.501%, due 08/23/10	1,249,080
6,000,000		ASB Finance Ltd., 0.391%, due 09/24/10	5,994,192
1,250,000		Barton Capital, LLC, 0.420%, due 07/26/10	1,249,635
7,000,000		Barton Capital, LLC, 0.491%, due 09/07/10	6,993,521
4,000,000		BNP Paribas, 0.591%, due 09/27/10	3,994,231
1,000,000		Cafco, LLC, 0.310%, due 07/22/10	999,819
6,000,000		Cafco, LLC, 0.320%, due 07/28/10	5,998,560
1,000,000		Cafco, LLC, 0.561%, due 09/01/10	999,036
2,000,000		Ciesco, LLC, 0.340%, due 08/06/10	1,999,320
500,000		Ciesco, LLC, 0.440%, due 08/11/10	499,749
5,000,000		Ciesco, LLC, 0.501%, due 09/16/10	4,994,653
500,000		Ciesco, LLC, 0.531%, due 09/02/10	499,536
6,000,000		Commonwealth Bank of Australia, 0.320%, due 07/30/10	5,998,453
1,000,000		Commonwealth Bank of Australia, 0.330%, due 08/05/10	999,679
3,000,000		Concord Minutemen Capital Co., LLC, 0.551%, due 07/12/10	2,999,530
4,000,000		Concord Minutemen Capital Co., LLC, 0.602%, due 11/19/10	3,990,600
1,500,000		Concord Minutemen Capital Co., LLC, 0.955%, due 01/11/11	1,492,321
1,500,000		Credit Suisse USA, Inc., 0.250%, due 07/30/10	1,499,698
8,000,000		Crown Point Capital Co., 0.602%, due 11/19/10	7,980,848
4,500,000		Danske Corp., 0.380%, due 08/03/10	4,498,433
6,000,000		Edison Asset Securities, LLC, 0.300%, due 07/22/10	5,998,950
1,500,000		Edison Asset Securities, LLC, 0.400%, due 08/09/10	1,499,350
750,000		Edison Asset Securities, LLC, 0.491%, due 09/07/10	749,306
2,000,000		Jupiter, 0.400%, due 08/12/10	1,999,067
4,000,000		Natixis, 0.350%, due 07/12/10	3,999,572
3,250,000		Natixis, 0.601%, due 08/06/10	3,248,230
6,100,000		Old Line Funding, LLC, 0.310%, due 08/02/10	6,098,319
1,250,000		Old Line Funding, LLC, 0.360%, due 08/13/10	1,249,463
1,000,000		Old Line Funding, LLC, 0.622%, due 12/13/10	997,158
3,250,000		Royal Bank of Canada, 0.571%, due 09/27/10	3,245,472
750,000		Societe Generale, 0.500%, due 08/18/10	749,500
5,275,000		Societe Generale, 0.621%, due 09/15/10	5,268,096
7,000,000		Thunder Bay Funding, LLC, 0.310%, due 08/02/10	6,998,071
1,267,000		Thunder Bay Funding, LLC, 0.420%, due 08/13/10	1,266,364
480,000		Windmill Funding Corp., 0.340%, due 07/12/10	479,950
2,000,000		Windmill Funding Corp., 0.340%, due 07/22/10	1,999,603
4,250,000		Windmill Funding Corp., 0.380%, due 07/26/10	4,248,878
250,000		Windmill Funding Corp., 0.491%, due 09/13/10	249,748
775,000		Windmill Funding Corp., 0.521%, due 09/20/10	774,093
1,112,000		Yorkstown Capital, LLC, 0.330%, due 07/23/10	1,111,776
5,000,000		Yorkstown Capital, LLC, 0.360%, due 07/26/10	4,998,750
		Total Commercial Paper (Cost $127,669,784)	127,669,784
CORPORATE BONDS/NOTES: 10.4%
3,000,000	C	Abbott Laboratories, 3.750%, due 03/15/11	3,064,187
1,000,000	#	American Honda, 5.125%, due 12/15/10	1,019,563
2,750,000		Credit Suisse USA, Inc., 0.636%, due 08/16/10	2,750,412

PORTFOLIO OF INVESTMENTS
ING Classic Money Market Fund(1)	as of June 30, 2010 (Unaudited) (continued)

Principal Amount				Value
CORPORATE BONDS/NOTES (continued)
$1,050,000		Credit Suisse USA, Inc., 0.726%, due 03/02/11		$1,049,812
1,342,000		Credit Suisse USA, Inc., 4.875%, due 08/15/10		1,348,171
5,000,000		Dexia Del, LLC, 0.447%, due 06/29/11		5,000,000
1,500,000		Kreditanstalt fuer Wiederaufbau, 3.250%, due 02/15/11		1,523,259
3,393,000		Kreditanstalt fuer Wiederaufbau, 4.625%, due 01/20/11		3,467,964
1,500,000		Rabobank USA Financial Corp., 5.000%, due 02/15/11		1,538,065
3,750,000	#, C	Royal Bank of Canada, 0.342%, due 08/01/11		3,750,000
1,500,000	C	Royal Bank of Canada, 0.611%, due 07/01/11		1,504,959
6,000,000	#	Westpac Banking Corp., 0.423%, due 08/13/10		5,999,917
		Total Corporate Bonds/Notes (Cost $32,016,309)		32,016,309
REPURCHASE AGREEMENTS: 36.3%
111,776,000		Goldman Sachs Repurchase Agreement dated 06/30/10, 0.020%, due 07/01/10, $111,776,062 to be received upon repurchase (Collateralized by $88,625,000 Federal Home Loan Mortgage Corporation, 6.250%, Market Value plus accrued interest $114,012,148, due 07/15/		111,776,000
		Total Repurchase Agreement (Cost $111,776,000)		111,776,000
		Total Investments in Securities (Cost $307,772,226)*	100.0%	$307,772,226
		Other Assets and Liabilities - Net	0.0	17,417
		Net Assets	100.0%	$307,789,643

	(1)

All securities with a maturity date of greater than 13 months have either a variable rate, a demand feature, prerefunded, optional or mandatory put resulting in a maturity of one year or less. Rate shown reflects current rate.

	#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	C	Bond may be called prior to maturity date.
	*	Cost for federal income tax purposes is the same as for financial statement purposes.

PORTFOLIO OF INVESTMENTS
ING Classic Money Market Fund	as of June 30, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Fund’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	6/30/2010
Asset Table
Investments, at value
Certificates of Deposit	$—	$36,310,133	$—	$36,310,133
Commercial Paper	—	127,669,784	—	127,669,784
Corporate Bonds/Notes	—	32,016,309	—	32,016,309
Repurchase Agreements	—	111,776,000	—	111,776,000
Total Investments, at value	$—	$307,772,226	$—	$307,772,226

PORTFOLIO OF INVESTMENTS
ING GNMA Income Fund	as of June 30, 2010 (Unaudited)

Principal Amount			Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 101.3%
		Federal Home Loan Mortgage Corporation##: 2.1%
$28,065,174	^	0.500%, due 07/15/36	$345,407
3,868,570	^	5.500%, due 09/15/35	469,882
7,357,433		5.500%, due 02/01/40	7,905,102
5,107,366		6.000%, due 05/15/36	5,706,188
45,347		7.000%, due 11/01/14	48,975
195,226		7.500%, due 12/01/14-01/01/30	214,052
1,495,282	^	7.625%, due 10/25/23	264,997
12,363		8.000%, due 01/01/30	14,263
1,279,546		9.000%, due 12/17/30	1,491,893
31,966		9.500%, due 07/01/20	37,214
			16,497,973
		Federal National Mortgage Association##: 2.3%
5,755,984		5.500%, due 02/01/40	6,187,141
7,565,411		6.000%, due 02/25/36	8,010,230
355,656		6.500%, due 06/01/14-02/01/29	402,265
752,988		6.600%, due 07/01/27-06/01/28	850,205
30,278		7.000%, due 03/01/15	32,332
60,093		7.500%, due 05/01/28	68,464
2,816,195		8.000%, due 12/25/45	3,174,268
57,935		8.500%, due 08/01/11-09/01/15	65,901
			18,790,806
		Government National Mortgage Association: 96.9%
90,537,337	^	0.889%, due 01/16/50	4,947,865
98,958,309	^	0.987%, due 11/16/46	4,370,108
9,874,389		4.000%, due 05/20/33-05/15/40	10,060,412
12,100,000	W	4.500%, due 07/01/39	12,606,688
19,819,635		4.500%, due 01/20/34-02/20/40	20,628,260
56,500,000	W	5.000%, due 07/15/33	60,190,181
71,509,801	^	5.000%, due 05/20/35-04/20/37	9,836,887
149,192,768		5.000%, due 05/15/18-07/01/40	159,040,389
551,149		5.100%, due 04/20/32	596,341
1,823,641		5.250%, due 11/20/36-01/20/38	1,966,967
187,210		5.450%, due 02/15/29-10/15/29	203,930
5,349,515	^	5.500%, due 11/20/33	445,880
212,780,680		5.500%, due 08/20/24-06/15/40	230,864,866
307,847		5.550%, due 06/15/27	323,257
2,662,785		5.600%, due 12/20/36-02/20/38	2,895,556
554,465		5.625%, due 04/15/39	601,421
9,686,818		5.630%, due 07/15/45	10,197,121
485,422		5.680%, due 05/15/47	525,609
488,442		5.690%, due 11/15/42	521,784
8,505,342		5.750%, due 11/20/27-07/20/38	9,376,922
5,572,673		5.950%, due 02/15/44	6,110,299
1,894,851		5.970%, due 11/15/31	2,081,469
16,960,242		5.980%, due 01/20/30-07/20/34	18,771,419
2,859,754	^	6.000%, due 01/20/34	411,159
110,255,319		6.000%, due 01/20/24-08/15/39	121,023,475
410,844		6.125%, due 02/15/39-04/15/39	449,268
19,653,461	^	6.153%, due 09/20/38	2,865,359
3,609,933		6.200%, due 08/20/28-02/20/30	4,049,268
700,130		6.250%, due 09/15/27-09/15/29	779,000
612,926		6.280%, due 01/20/26-05/20/26	683,197
460,681		6.490%, due 01/15/28	517,619
17,492,187		6.500%, due 03/15/28-07/20/38	19,363,428
2,853,617		6.600%, due 10/20/26-07/20/28	3,170,603
1,131,438		6.750%, due 08/15/28-04/20/37	1,252,150
29,475,127		7.000%, due 09/15/23-12/15/38	32,909,987
5,774,619	^	7.150%, due 05/16/31	1,040,134
6,337,366		7.200%, due 03/15/39	7,023,614
23,563		7.250%, due 01/15/29	26,662
3,549,343	^	7.250%, due 10/16/29	590,266
4,040,043		7.350%, due 03/15/43	4,475,657
2,300,804		7.500%, due 08/20/27-10/15/38	2,564,497

PORTFOLIO OF INVESTMENTS
ING GNMA Income Fund	as of June 30, 2010 (Unaudited) (continued)

Principal Amount				Value
		Government National Mortgage Association (continued)
$20,319		7.800%, due 05/15/19		$23,024
422,486		8.000%, due 03/20/24-03/15/28		488,995
28,806		8.050%, due 07/15/19		32,515
276,936		8.653%, due 04/20/34		283,537
1,087,347		9.000%, due 05/15/16-01/15/31		1,177,158
6,955		9.500%, due 11/15/21		8,011
209,105		31.045%, due 04/20/31		325,121
				772,697,335
		Other U.S. Agency Obligations: 0.0%
5,668		Small Business Administration, 8.250%, due 11/01/11		5,841
				5,841
		Total Investments in Securities
		(Cost $769,726,616)*	101.3%	$807,991,955
		Other Assets and Liabilities - Net	(1.3)	(10,341,686)
		Net Assets	100.0%	$797,650,269

	##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

	W	Settlement is on a when-issued or delayed-delivery basis.
	^

Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

	*	Cost for federal income tax purposes is $768,733,754.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$39,724,810
		Gross Unrealized Depreciation		(1,466,609)
		Net Unrealized Appreciation		$38,258,201

PORTFOLIO OF INVESTMENTS
ING GNMA Income Fund	as of June 30, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Fund’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	6/30/2010
Asset Table
Investments, at value
U.S. Government Agency Obligations	$—	$807,991,955	$—	$807,991,955
Total Investments, at value	$—	$807,991,955	$—	$807,991,955

PORTFOLIO OF INVESTMENTS
ING High Yield Bond Fund	as of June 30, 2010 (Unaudited)

Shares			Value
COMMON STOCK: 0.0%
		Consumer Discretionary: 0.0%
5,810	@, I, X	American Media Stock Certificates	$6
			6
		Materials: 0.0%
760	@	Nortek, Inc.	31,920
			31,920
		Telecommunication Services: 0.0%
264	@	Completel Europe NV	8,410
			8,410
		Total Common Stock (Cost $155,299)	40,336

Principal Amount			Value
CORPORATE BONDS/NOTES: 94.0%
		Consumer Discretionary: 26.8%
$265,000		Affinia Group, Inc., 9.000%, due 11/30/14	$267,650
255,000	#	Affinia Group, Inc., 10.750%, due 08/15/16	279,225
585,000	#	Allbritton Communications Co., 8.000%, due 05/15/18	582,075
935,000		AMC Entertainment, Inc., 11.000%, due 02/01/16	986,425
475,000		American Axle & Manufacturing Holdings, Inc., 7.875%, due 03/01/17	414,438
225,000	#	American Axle & Manufacturing Holdings, Inc., 9.250%, due 01/15/17	232,875
315,000		American Axle & Manufacturing, Inc., 5.250%, due 02/11/14	266,175
33,151	&, #	American Media Operations, Inc., 9.000%, due 05/01/13	21,714
7,957	&, #	American Media Operations, Inc., 14.000%, due 11/01/13	5,212
625,000		Ameristar Casinos, Inc., 9.250%, due 06/01/14	657,813
260,000		ArvinMeritor, Inc., 8.125%, due 09/15/15	250,900
305,000		ArvinMeritor, Inc., 10.625%, due 03/15/18	324,825
205,000		Beazer Homes USA, Inc., 9.125%, due 06/15/18	190,650
439,000	#	Blockbuster, Inc., 11.750%, due 10/01/14	287,545
535,000		Bon-Ton Stores, Inc., 10.250%, due 03/15/14	528,313
455,000		Cablevision Systems Corp., 7.750%, due 04/15/18	457,275
450,000		Cablevision Systems Corp., 8.000%, due 04/15/20	457,875
785,000	#	Cequel Communications Holdings I, LLC and Cequel Capital Corp., 8.625%, due 11/15/17	785,981
485,000		Clear Channel Communications, Inc., 10.750%, due 08/01/16	343,138
525,000	#	Clear Channel Worldwide Holdings, Inc., 9.250%, due 12/15/17	529,250
245,000	#	Cooper-Standard Automotive, Inc., 8.500%, due 05/01/18	248,063
490,000		DISH DBS Corp., 7.875%, due 09/01/19	512,050
410,000		Goodyear Tire & Rubber Co., 10.500%, due 05/15/16	447,925
550,000	#	Gray Television, Inc., 10.500%, due 06/29/15	536,250
270,000		Hanesbrands, Inc., 8.000%, due 12/15/16	275,063
950,000		Harrah’s Operating Co., Inc., 10.000%, due 12/15/18	783,750
1,055,000		Harrah’s Operating Co., Inc., 11.250%, due 06/01/17	1,115,663
405,000		Interpublic Group of Cos., Inc., 10.000%, due 07/15/17	448,538
258,000		JC Penney Corp., Inc., 6.375%, due 10/15/36	245,100
995,000		K Hovnanian Enterprises, Inc., 10.625%, due 10/15/16	999,975
123,000		KB Home, 6.375%, due 08/15/11	125,460
215,000		KB Home, 7.250%, due 06/15/18	191,350
590,000		Limited Brands, Inc., 8.500%, due 06/15/19	638,675
405,000		LIN Television Corp., 6.500%, due 05/15/13	396,900
490,000	#	LIN Television Corp., 8.375%, due 04/15/18	490,000
430,000		Macys Retail Holdings, Inc., 6.375%, due 03/15/37	406,350
105,000		Macys Retail Holdings, Inc., 6.650%, due 07/15/24	101,325
315,000		Marquee Holdings, Inc., 9.505%, due 08/15/14	260,663
850,000	#	McJunkin Red Man Corp., 9.500%, due 12/15/16	828,750
815,000	#	Media General, Inc., 11.750%, due 02/15/17	831,300
315,000		MGM Resorts International, 7.625%, due 01/15/17	248,063
505,000	#	MGM Resorts International, 9.000%, due 03/15/20	521,413
380,000		MGM Resorts International, 10.375%, due 05/15/14	415,150
405,000	+	Michaels Stores, Inc., 0.000%, due 11/01/16	362,475
530,000		Michaels Stores, Inc., 11.375%, due 11/01/16	553,850
36,087	&	Neiman-Marcus Group, Inc., 9.000%, due 10/15/15	36,358
520,000		New Albertsons, Inc., 7.450%, due 08/01/29	434,200
375,000	#	Nexstar Broadcasting, Inc. / Mission Broadcasting, Inc., 8.875%, due 04/15/17	378,750
801,983	&, #	Nexstar Finance, Inc., 7.000%, due 01/15/14	717,775
685,000	+	Nielsen Finance LLC/Nielsen Finance Co., 0.000%, due 08/01/16	655,888
235,000		Nielsen Finance LLC/Nielsen Finance Co., 10.000%, due 08/01/14	241,463
155,000		Phillips-Van Heusen Corp., 7.375%, due 05/15/20	157,131
415,000	#	Pinnacle Entertainment, Inc., 8.750%, due 05/15/20	386,469
540,000	#	Rite Aid Corp., 6.875%, due 12/15/28	288,900
220,000		Service Corp. International, 6.750%, due 04/01/15	219,450
675,000		Sinclair Broadcast Group, Inc., 8.000%, due 03/15/12	660,656
385,000	#	Sinclair Television Group, Inc., 9.250%, due 11/01/17	390,775
895,000	#	Sirius XM Radio, Inc., 8.750%, due 04/01/15	886,050
200,000	#	Sitel LLC/Sitel Finance Corp., 11.500%, due 04/01/18	186,000

PORTFOLIO OF INVESTMENTS
ING High Yield Bond Fund	as of June 30, 2010 (Unaudited) (continued)

Principal Amount			Value
		Consumer Discretionary (continued)
$300,000		Sonic Automotive, Inc., 9.000%, due 03/15/18	$306,000
630,000	#	Toys R Us Property Co. I LLC, 10.750%, due 07/15/17	691,425
430,000	#	Toys R Us Property Co., LLC, 8.500%, due 12/01/17	442,900
740,000		Travelport, LLC, 11.875%, due 09/01/16	751,100
355,000		United Components, Inc., 9.375%, due 06/15/13	358,550
270,000		WMG Acquisition Corp., 7.375%, due 04/15/14	258,525
190,000		WMG Holdings Corp., 9.500%, due 12/15/14	190,000
			28,491,820
		Consumer Staples: 7.5%
195,000	#	Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 9.625%, due 03/15/18	197,925
230,000		Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 7.750%, due 05/15/16	215,913
400,000		Central Garden and Pet Co., 8.250%, due 03/01/18	398,500
245,000		Cenveo Corp., 8.875%, due 02/01/18	236,425
560,000	#	Cenveo Corp., 10.500%, due 08/15/16	572,600
425,000		Ceridian Corp., 11.250%, due 11/15/15	385,688
308,850	&	Ceridian Corp., 12.250%, due 11/15/15	279,509
360,000		Constellation Brands, Inc., 7.250%, due 05/15/17	366,750
435,000	#	Cott Beverages, Inc., 8.375%, due 11/15/17	440,438
574,000		Hertz Corp., 8.875%, due 01/01/14	584,045
650,000		JBS USA LLC/JBS USA Finance, Inc., 11.625%, due 05/01/14	732,063
295,000	#	Prestige Brands, Inc., 8.250%, due 04/01/18	298,688
470,000	#	RSC Equipment Rental, Inc., 10.000%, due 07/15/17	506,425
330,000		ServiceMaster Co, 7.450%, due 08/15/27	247,500
895,000	&, #	ServiceMaster Co, 10.750%, due 07/15/15	930,800
175,000	#	Spectrum Brands Holdings, Inc., 9.500%, due 06/15/18	180,688
485,000		Stater Brothers Holdings, 8.125%, due 06/15/12	487,425
675,000	#	Tops Markets, LLC, 10.125%, due 10/15/15	698,625
140,000		TreeHouse Foods, Inc., 7.750%, due 03/01/18	145,600
			7,905,607
		Energy: 10.7%
1,000,000		Anadarko Petroleum Corp., 6.450%, due 09/15/36	797,678
200,000	#	ATP Oil & Gas Corp., 11.875%, due 05/01/15	146,000
475,000		Berry Petroleum Co., 10.250%, due 06/01/14	513,000
735,000		Chaparral Energy, Inc., 8.875%, due 02/01/17	679,875
950,000		Chesapeake Energy Corp., 6.625%, due 01/15/16	970,188
200,000	#	Consol Energy, Inc., 8.000%, due 04/01/17	207,500
200,000	#	Consol Energy, Inc., 8.250%, due 04/01/20	209,500
625,000		El Paso Corp., 7.250%, due 06/01/18	629,809
380,000		Gibson Energy ULC / GEP Midstream Finance Corp., 11.750%, due 05/27/14	412,300
775,000	#	Hilcorp Energy I L.P./Hilcorp Finance Co., 8.000%, due 02/15/20	769,188
280,000		International Coal Group, Inc., 9.125%, due 04/01/18	281,400
360,000	#	Linn Energy LLC/Linn Energy Finance Corp., 8.625%, due 04/15/20	370,350
555,000		Massey Energy Co., 6.875%, due 12/15/13	544,594
480,000		McMoRan Exploration Co., 11.875%, due 11/15/14	492,000
215,000	#	Murray Energy Corp., 10.250%, due 10/15/15	215,000
325,000	#	NFR Energy LLC/NFR Energy Finance Corp., 9.750%, due 02/15/17	315,250
575,000		OPTI Canada, Inc., 8.250%, due 12/15/14	503,125
80,000		Patriot Coal Corp., 8.250%, due 04/30/18	77,400
115,000		Penn Virginia Resource Partners L.P. / Penn Virginia Resource Finance Corp., 8.250%, due 04/15/18	113,563
535,000		Pioneer Natural Resources Co., 7.500%, due 01/15/20	554,044
730,000		Plains Exploration & Production Co., 7.625%, due 06/01/18	717,225
425,000	#	SandRidge Energy, Inc., 8.000%, due 06/01/18	404,813
40,000	#	SandRidge Energy, Inc., 8.750%, due 01/15/20	38,200
635,000		Stone Energy Corp., 8.625%, due 02/01/17	574,675
245,000		Swift Energy Co., 7.125%, due 06/01/17	227,238
600,000		Swift Energy Co., 8.875%, due 01/15/20	594,000
			11,357,915
		Financials: 11.6%
224,000		Ally Financial, Inc., 6.750%, due 12/01/14	218,960
1,315,000	#	Ally Financial, Inc., 8.000%, due 03/15/20	1,288,678
360,000		American General Finance Corp., 5.400%, due 12/01/15	281,700
450,000		American General Finance Corp., 5.850%, due 06/01/13	398,250
345,000		American General Finance Corp., 6.900%, due 12/15/17	276,431
750,000		Atlantic Broadband Finance, LLC, 9.375%, due 01/15/14	759,375
595,000		CIT Group, Inc., 7.000%, due 05/01/14	563,763
1,130,000		CIT Group, Inc., 7.000%, due 05/01/15	1,048,075
210,000		CIT Group, Inc., 7.000%, due 05/01/16	192,675
1,015,000		CIT Group, Inc., 7.000%, due 05/01/17	918,575
760,000		Felcor Lodging L.P., 10.000%, due 10/01/14	798,000
945,000		Ford Motor Credit Co., LLC, 8.125%, due 01/15/20	966,143
1,140,000		Ford Motor Credit Co., LLC, 8.700%, due 10/01/14	1,189,141
320,000		International Lease Finance Corp., 5.400%, due 02/15/12	304,800
325,000		International Lease Finance Corp., 5.625%, due 09/20/13	294,938
325,000		International Lease Finance Corp., 5.650%, due 06/01/14	290,063
325,000		International Lease Finance Corp., 6.375%, due 03/25/13	306,313
263,000	#	International Lease Finance Corp., 8.625%, due 09/15/15	249,850
235,000	#	LBI Escrow Corp., 8.000%, due 11/01/17	242,638
200,000	#	New Communications Holdings, Inc., 8.250%, due 04/15/17	201,750
200,000	#	New Communications Holdings, Inc., 8.500%, due 04/15/20	201,500
305,000	#	SSI Investments II/SSI Co-Issuer LLC, 11.125%, due 06/01/18	309,775
160,000	#	Susser Holdings LLC / Susser Finance Corp., 8.500%, due 05/15/16	160,800
495,000	#	Universal City Development Partners Ltd., 8.875%, due 11/15/15	499,950

PORTFOLIO OF INVESTMENTS
ING High Yield Bond Fund	as of June 30, 2010 (Unaudited) (continued)

Principal Amount			Value
		Financials (continued)
$305,000	#	Universal City Development Partners Ltd., 10.875%, due 11/15/16	$312,625
			12,274,768
		Health Care: 6.9%
295,000	#	Apria Healthcare Group, Inc., 12.375%, due 11/01/14	316,388
525,000	&	Biomet, Inc., 10.375%, due 10/15/17	567,000
493,000		Biomet, Inc., 11.625%, due 10/15/17	536,138
130,000	#	Capella Healthcare, Inc., 9.250%, due 07/01/17	131,625
860,000		HCA, Inc., 7.250%, due 09/15/20	868,600
905,000		HCA, Inc., 7.875%, due 02/15/20	935,544
440,000		Healthsouth Corp., 8.125%, due 02/15/20	434,500
405,000	#	Mylan, Inc./PA, 7.875%, due 07/15/20	415,125
200,000	#	Radnet Management, Inc., 10.375%, due 04/01/18	181,000
325,000		Select Medical Corp., 6.143%, due 09/15/15	282,750
540,000		Select Medical Corp., 7.625%, due 02/01/15	510,300
220,000		United Surgical Partners International, Inc., 8.875%, due 05/01/17	220,550
300,000	&	United Surgical Partners International, Inc., 9.250%, due 05/01/17	301,500
225,000		US Oncology, Inc., 9.125%, due 08/15/17	232,313
775,000		US Oncology, Inc., 10.750%, due 08/15/14	798,250
620,000		Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc., 8.000%, due 02/01/18	598,300
			7,329,883
		Industrials: 6.7%
400,000	#	Amsted Industries, Inc., 8.125%, due 03/15/18	401,000
310,000	#	Bombardier, Inc., 7.500%, due 03/15/18	320,850
310,000	#	Bombardier, Inc., 7.750%, due 03/15/20	323,175
75,000	#	Building Materials Corp. of America, 7.500%, due 03/15/20	74,063
185,000		Case New Holland, Inc., 7.750%, due 09/01/13	190,088
160,000	#	Case New Holland, Inc., 7.875%, due 12/01/17	162,000
280,000	#	Coleman Cable, Inc., 9.000%, due 02/15/18	268,800
1,290,000	#, Z	Goodman Global Group, Inc., 11.520%, due 12/15/14	793,350
540,000		Harland Clarke Holdings Corp., 9.500%, due 05/15/15	494,100
535,000		KAR Holdings, Inc., 8.750%, due 05/01/14	540,350
130,000		Koppers, Inc., 7.875%, due 12/01/19	131,950
380,000	#	Martin Midstream Partners L.P. / Martin Midstream Finance Corp., 8.875%, due 04/01/18	378,100
645,000		Mueller Water Products, 7.375%, due 06/01/17	569,213
400,000		Ply Gem Industries, Inc., 11.750%, due 06/15/13	420,000
195,000	#	Severstal Columbus LLC, 10.250%, due 02/15/18	202,313
260,000		United Rentals North America, Inc., 7.750%, due 11/15/13	252,850
515,000		United Rentals North America, Inc., 9.250%, due 12/15/19	521,438
865,000		WCA Waste Corp., 9.250%, due 06/15/14	868,244
200,000	#	Western Express, Inc., 12.500%, due 04/15/15	183,500
			7,095,384
		Information Technology: 4.3%
245,000	#	Aspect Software, Inc., 10.625%, due 05/15/17	246,225
75,000	#	Brocade Communications Systems, Inc., 6.875%, due 01/15/20	74,813
560,000		First Data Corp., 9.875%, due 09/24/15	428,400
300,033	&	First Data Corp., 10.550%, due 09/24/15	221,274
405,000		First Data Corp., 11.250%, due 03/31/16	251,100
235,000		Freescale Semiconductor, Inc., 8.875%, due 12/15/14	215,613
300,000		Insight.com, 9.375%, due 07/15/18	300,000
320,000		Iron Mountain, Inc., 8.000%, due 06/15/20	326,400
405,000		Jabil Circuit, Inc., 7.750%, due 07/15/16	425,250
95,000	#	JDA Software Group, Inc., 8.000%, due 12/15/14	95,950
400,000	#	Kemet Corp., 10.500%, due 05/01/18	398,000
390,000		Seagate Technology, Inc., 6.800%, due 10/01/16	380,250
134,000		Sensata Technologies BV, 8.000%, due 05/01/14	139,695
649,000		SunGard Data Systems, Inc., 9.125%, due 08/15/13	662,791
396,000		SunGard Data Systems, Inc., 10.250%, due 08/15/15	410,850
			4,576,611
		Materials: 6.3%
325,000		Berry Plastics Corp., 8.250%, due 11/15/15	324,188
670,000		Berry Plastics Corp., 8.875%, due 09/15/14	648,225
75,000		CF Industries, Inc., 6.875%, due 05/01/18	76,500
75,000		CF Industries, Inc., 7.125%, due 05/01/20	77,063
41,000		Domtar Corp., 7.875%, due 10/15/11	43,306
280,000		Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, 8.875%, due 02/01/18	254,100
500,000		Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 9.750%, due 11/15/14	475,000
51,372	&	Momentive Performance Materials, Inc., 10.125%, due 12/01/14	48,290
551,000		Momentive Performance Materials, Inc., 12.500%, due 06/15/14	606,100
790,000		NewPage Corp., 11.375%, due 12/31/14	720,875
610,377		Nortek, Inc., 11.000%, due 12/01/13	639,370
490,000		Nova Chemicals Corp., 8.375%, due 11/01/16	490,000
310,000		Nova Chemicals Corp., 8.625%, due 11/01/19	308,450
290,000	#	Plastipak Holdings, Inc., 10.625%, due 08/15/19	323,350
450,000		PolyOne Corp., 8.875%, due 05/01/12	470,250
300,000		Solo Cup Co. / Solo Cup Operating Corp., 10.500%, due 11/01/13	311,625
350,000		Solutia, Inc., 8.750%, due 11/01/17	365,750
295,000	#	Steel Dynamics, Inc., 7.625%, due 03/15/20	295,000
230,000		Verso Paper Holdings LLC / Verso Paper, Inc., 11.500%, due 07/01/14	248,975
			6,726,417
		Telecommunication Services: 9.8%
390,000		Cincinnati Bell, Inc., 7.000%, due 02/15/15	367,575
590,000		Cincinnati Bell, Inc., 8.750%, due 03/15/18	538,375

PORTFOLIO OF INVESTMENTS
ING High Yield Bond Fund	as of June 30, 2010 (Unaudited) (continued)

Principal Amount				Value
		Telecommunication Services (continued)
$270,000	#	Clearwire Communications, LLC/Clearwire Finance, Inc., 12.000%, due 12/01/15		$268,988
510,000		Cricket Communications, Inc., 7.750%, due 05/15/16		522,750
435,000		Cricket Communications, Inc., 9.375%, due 11/01/14		443,700
380,000		Frontier Communications Co., 9.000%, due 08/15/31		354,350
210,000		Intelsat Intermediate Holding Co., Ltd., 9.500%, due 02/01/15		214,725
45,000	#	Intelsat Jackson Holdings Ltd., 8.500%, due 11/01/19		45,675
320,000		Intelsat Jackson Holdings Ltd., 11.250%, due 06/15/16		342,400
925,000		Intelsat Ltd., 6.500%, due 11/01/13		876,438
105,000		Intelsat Ltd., 7.625%, due 04/15/12		106,444
345,000		Intelsat Luxembourg SA, 11.250%, due 02/04/17		351,038
579,063	&	Intelsat Luxembourg SA, 11.500%, due 02/04/17		580,511
18,024	&	iPCS, Inc., 3.594%, due 05/01/14		16,582
495,000		MetroPCS Wireless, Inc., 9.250%, due 11/01/14		512,325
650,000		Nextel Communications, Inc., 5.950%, due 03/15/14		606,125
615,000		Nextel Communications, Inc., 7.375%, due 08/01/15		587,325
385,000		Qwest Communications International, Inc., 7.500%, due 02/15/14		387,888
670,000		Sprint Capital Corp., 6.875%, due 11/15/28		559,450
420,000		Sprint Capital Corp., 8.750%, due 03/15/32		403,200
905,000		Visant Holding Corp., 10.250%, due 12/01/13		928,756
725,000		West Corp., 9.500%, due 10/15/14		732,250
330,000		West Corp., 11.000%, due 10/15/16		337,425
370,000		Windstream Corp., 7.000%, due 03/15/19		343,175
				10,427,470
		Utilities: 3.4%
360,000		AES Corp., 8.000%, due 10/15/17		365,400
83,000	#	AES Corp., 8.750%, due 05/15/13		84,660
645,000		Energy Future Holdings, 10.875%, due 11/01/17		480,525
685,000	#	Energy Future Holdings Corp., 10.000%, due 01/15/20		685,000
689,266		Homer City Funding, LLC, 8.734%, due 10/01/26		637,571
338,911		Midwest Generation, LLC, 8.560%, due 01/02/16		334,675
1,010,000		NRG Energy, Inc., 7.375%, due 02/01/16		1,007,475
				3,595,306
		Total Corporate Bonds/Notes (Cost $96,946,124)		99,781,181
		Total Long-Term Investments (Cost $97,101,423)		99,821,517

Shares				Value
SHORT-TERM INVESTMENTS: 5.6%
		Affiliated Mutual Fund: 5.6%
5,938,000		ING Institutional Prime Money Market Fund - Class I		$5,938,000
		Total Short-Term Investments (Cost $5,938,000)		5,938,000
		Total Investments in Securities
		(Cost $103,039,423)*	99.6%	$105,759,517
		Other Assets and Liabilities - Net	0.4	390,433
		Net Assets	100.0%	$106,149,950

	@	Non-income producing security
	&	Payment-in-kind
	+	Step-up basis bonds. Interest rates shown reflect current and next coupon rates.
	#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	I	Illiquid security
	X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
	*	Cost for federal income tax purposes is $103,095,269.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$4,353,414
		Gross Unrealized Depreciation		(1,689,166)
		Net Unrealized Appreciation		$2,664,248

PORTFOLIO OF INVESTMENTS
ING High Yield Bond Fund	as of June 30, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Fund’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	6/30/2010
Asset Table
Investments, at value
Common Stock
Consumer Discretionary	$—	$—	$6	$6
Materials	—	31,920	—	31,920
Telecommunication Services	8,410	—	—	8,410
Total Common Stock	8,410	31,920	6	40,336
Corporate Bonds/Notes	—	99,781,181	—	99,781,181
Short-Term Investments	5,938,000	—	—	5,938,000
Total Investments, at value	$5,946,410	$99,813,101	$6	$105,759,517

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund’s assets and liabilities during the period ended June 30, 2010:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	3/31/2010	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	6/30/2010
Asset Table
Investments, at value
Common Stock	$6	$—	$—	$—	$—	$—	$—	$—	$6
Total Investments, at value	$6	$—	$—	$—	$—	$—	$—	$—	$6

As of June 30, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.

# The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
ING Institutional Prime Money Market Fund(1)	as of June 30, 2010 (Unaudited)

Principal Amount			Value
CERTIFICATES OF DEPOSIT: 9.1%
$13,500,000		Barclays PLC, 0.500%, due 10/01/10	$13,500,000
6,750,000		BNP Paribas, 0.250%, due 07/06/10	6,750,000
16,000,000		BNP Paribas, 0.270%, due 08/02/10	16,000,000
1,500,000		BNP Paribas, 0.303%, due 08/31/10	1,499,498
7,750,000		Dexia Del, LLC, 0.550%, due 07/22/10	7,750,090
8,750,000		Natixis, 0.270%, due 07/07/10	8,750,015
10,250,000		Natixis, 0.340%, due 07/07/10	10,250,000
2,750,000		Rabobank USA Financial Corp., 0.280%, due 08/30/10	2,749,908
4,750,000		Rabobank USA Financial Corp., 0.520%, due 09/14/10	4,751,173
12,000,000		Rabobank USA Financial Corp., 0.530%, due 11/30/10	12,000,505
14,700,000		Societe Generale, 0.300%, due 07/23/10	14,699,999
4,250,000		Svenska Handelsbanken AB, 0.290%, due 09/01/10	4,250,000
1,000,000		Svenska Handelsbanken AB, 0.520%, due 08/30/10	1,000,017
6,500,000		Toronoto Dominion Bank, 0.450%, due 11/04/10	6,500,000
2,600,000		Toronoto Dominion Bank, 0.500%, due 12/20/10	2,600,982
9,393,000		Toronoto Dominion Bank, 0.540%, due 11/19/10	9,394,460
2,606,000		UBS AG, 1.400%, due 09/22/10	2,610,761
		Total Certificates of Deposit (Cost $125,057,408)	125,057,408
COMMERCIAL PAPER: 38.9%
8,500,000		American Honda, 0.280%, due 08/31/10	8,495,967
18,000,000	#	ANZ National Bank Ltd., 0.603%, due 04/20/11	17,912,100
3,500,000	#	ANZ National Bank Ltd., 0.704%, due 09/17/10	3,494,692
29,250,000	#	ASB Finance Ltd., 0.391%, due 09/24/10	29,223,287
5,000,000	#	Barton Capital, LLC, 0.420%, due 07/26/10	4,998,542
10,250,000	#	Barton Capital, LLC, 0.491%, due 09/16/10	10,239,257
14,500,000	#	Barton Capital, LLC, 0.491%, due 09/07/10	14,486,580
2,250,000		BNP Paribas, 0.591%, due 09/27/10	2,246,755
1,010,000	#	Cafco, LLC, 0.295%, due 07/07/10	1,009,950
9,000,000	#	Cafco, LLC, 0.350%, due 08/10/10	8,996,500
14,500,000	#	Cafco, LLC, 0.501%, due 09/16/10	14,484,493
1,500,000	#	Cafco, LLC, 0.561%, due 09/01/10	1,498,553
12,500,000	#	Ciesco, LLC, 0.440%, due 08/11/10	12,493,736
6,600,000	#	Ciesco, LLC, 0.501%, due 09/16/10	6,592,942
14,750,000	#	Ciesco, LLC, 0.531%, due 09/02/10	14,736,319
5,750,000		Commonwealth Bank of Australia, 0.320%, due 07/30/10	5,748,518
11,000,000		Commonwealth Bank of Australia, 0.361%, due 09/17/10	10,991,420
2,000,000	#	Concord Minutemen Capital Co., LLC, 0.400%, due 07/06/10	1,999,889
3,500,000	#	Concord Minutemen Capital Co., LLC, 0.551%, due 07/12/10	3,499,427
7,000,000	#	Concord Minutemen Capital Co., LLC, 0.592%, due 09/02/10	6,992,773
19,250,000	#	Concord Minutemen Capital Co., LLC, 0.602%, due 11/19/10	19,205,193
5,500,000	#	Concord Minutemen Capital Co., LLC, 0.955%, due 01/11/11	5,471,843
8,500,000		Credit Suisse USA, Inc., 0.350%, due 08/25/10	8,495,455
1,000,000	#	Crown Point Capital Co., 0.350%, due 07/01/10	1,000,000
3,500,000	#	Crown Point Capital Co., 0.551%, due 07/12/10	3,499,412
8,000,000	#	Crown Point Capital Co., 0.592%, due 09/02/10	7,991,740
11,250,000	#	Crown Point Capital Co., 0.602%, due 11/19/10	11,222,769
9,500,000	#	Crown Point Capital Co., 0.955%, due 01/11/11	9,451,365
12,250,000	#	Danske Corp., 0.290%, due 07/23/10	12,247,829
1,204,000	#	Danske Corp., 0.300%, due 07/20/10	1,203,809
23,750,000		Deutsche Bank AG/London, 0.270%, due 07/26/10	23,745,547
4,958,000		Dexia Del, LLC, 0.200%, due 07/01/10	4,958,000
2,000,000	#	Edison Asset Securities, LLC, 0.400%, due 08/09/10	1,999,133
8,000,000	#	Edison Asset Securities, LLC, 0.411%, due 10/18/10	7,990,069
8,250,000	#	Edison Asset Securities, LLC, 0.461%, due 08/30/10	8,243,675
8,000,000	#	Edison Asset Securities, LLC, 0.491%, due 09/07/10	7,992,596
36,250,000	#	Jupiter, 0.340%, due 08/06/10	36,236,773
4,750,000		Natixis, 0.400%, due 07/22/10	4,748,892
12,000,000		Natixis, 0.601%, due 08/06/10	11,993,600
14,750,000	#	Old Line Funding, LLC, 0.360%, due 08/13/10	14,743,658
6,650,000	#	Old Line Funding, LLC, 0.400%, due 08/18/10	6,646,453
10,000,000	#	Old Line Funding, LLC, 0.622%, due 12/13/10	9,971,583
13,500,000		Royal Bank of Canada, 0.571%, due 09/27/10	13,481,190
2,000,000		Societe Generale, 0.350%, due 08/03/10	1,999,358
4,500,000		Societe Generale, 0.500%, due 08/18/10	4,497,000
500,000		Societe Generale, 0.611%, due 09/14/10	499,365
5,000,000		Societe Generale, 0.621%, due 09/15/10	4,993,456
1,325,000	#	Thunder Bay Funding, LLC, 0.270%, due 07/14/10	1,324,871
13,000,000	#	Thunder Bay Funding, LLC, 0.280%, due 07/13/10	12,998,787
13,750,000	#	Thunder Bay Funding, LLC, 0.420%, due 08/13/10	13,743,102
27,250,000	#	Variable Funding Capital Corp., 0.270%, due 07/14/10	27,247,343
9,500,000	#	Windmill Funding Corp., 0.340%, due 07/22/10	9,498,116

PORTFOLIO OF INVESTMENTS
ING Institutional Prime Money Market Fund(1)	as of June 30, 2010 (Unaudited) (continued)

Principal Amount				Value
COMMERCIAL PAPER (continued)
$7,250,000	#	Windmill Funding Corp., 0.380%, due 07/26/10		$7,248,087
2,500,000	#	Windmill Funding Corp., 0.491%, due 09/13/10		2,497,482
13,000,000	#	Windmill Funding Corp., 0.521%, due 09/20/10		12,984,790
12,500,000	#	Yorkstown Capital, LLC, 0.240%, due 07/09/10		12,499,333
493,000	#	Yorkstown Capital, LLC, 0.280%, due 07/19/10		492,931
8,000,000	#	Yorkstown Capital, LLC, 0.330%, due 07/23/10		7,998,387
		Total Commercial Paper (Cost $533,204,692)		533,204,692
CORPORATE BONDS/NOTES: 12.1%
1,500,000	C	Abbott Laboratories, 3.750%, due 03/15/11		1,532,094
4,750,000		Australia & New Zealand Banking Group Ltd., 4.875%, due 11/08/10		4,823,664
10,000,000	#	Commonwealth Bank of Australia, 0.568%, due 06/20/11		10,000,000
5,750,000		Credit Suisse USA, Inc., 0.636%, due 08/16/10		5,750,917
10,310,000		Credit Suisse USA, Inc., 0.726%, due 03/02/11		10,311,947
4,489,000		Credit Suisse USA, Inc., 4.875%, due 08/15/10		4,512,086
6,800,000		Deutsche Bank AG/London, 5.000%, due 10/12/10		6,888,010
19,500,000		Dexia Del, LLC, 0.447%, due 06/29/11		19,500,000
4,000,000		Kreditanstalt fuer Wiederaufbau, 3.250%, due 02/15/11		4,062,023
14,000,000		Kreditanstalt fuer Wiederaufbau, 4.625%, due 01/20/11		14,307,181
3,500,000	#	Rabobank, 0.436%, due 06/16/11		3,500,000
4,900,000		Rabobank USA Financial Corp., 5.000%, due 02/15/11		5,025,993
7,000,000	#, C	Royal Bank of Canada, 0.342%, due 08/01/11		7,000,000
17,000,000		Royal Bank of Canada, 0.390%, due 11/18/10		17,000,000
5,000,000	C	Royal Bank of Canada, 0.611%, due 07/01/11		5,016,532
19,000,000	#, C	Svenska Handelsbanken AB, 0.404%, due 08/09/11		19,000,000
13,000,000	C	Westpac Banking Corp., 0.324%, due 06/28/11		13,000,000
13,750,000	#	Westpac Banking Corp., 0.423%, due 08/13/10		13,749,809
		Total Corporate Bonds/Notes (Cost $164,980,256)		164,980,256
U.S. GOVERNMENT AGENCY OBLIGATIONS: 0.4%
3,500,000		Federal Home Loan Mortgage Corporation, 4.830%, due 08/23/10		3,522,060
1,707,000		Federal National Mortgage Association, 4.250%, due 08/15/10		1,714,934
		Total U.S. Government Agency Obligations (Cost $5,236,994)		5,236,994
REPURCHASE AGREEMENTS: 39.5%
114,482,000		Deutsche Bank Repurchase Agreement dated 06/30/10, 0.030%, due 07/01/10, $114,482,095 to be received upon repurchase (Collateralized by $113,594,000 various U.S. Government Agency Obligations, 0.550%-5.375%, Market Value plus accrued interest $116,771,930		114,482,000
300,000,000		Goldman Sachs Repurchase Agreement dated 06/30/10, 0.020%, due 07/01/10, $300,000,167 to be received upon repurchase (Collateralized by $277,392,000 various U.S. Government Agency Obligations, 4.900%-6.750%, Market Value plus accrued interest $306,000,166		300,000,000
127,000,000		Morgan Stanley Repurchase Agreement dated 06/30/10, 0.020%, due 07/01/10, $127,000,071 to be received upon repurchase (Collateralized by $122,685,000 various U.S. Government Agency Obligations, 3.150%-6.250%, Market Value plus accrued interest $130,258,36		127,000,000
		Total Repurchase Agreement (Cost $541,482,000)		541,482,000
		Total Investments in Securities
		(Cost $1,369,961,350)*	100.0%	$1,369,961,350
		Other Assets and Liabilities - Net	0.0	603,886
		Net Assets	100.0%	$1,370,565,236

	(1)

All securities with a maturity date of greater than 13 months have either a variable rate, a demand feature, prerefunded, optional or mandatory put resulting in a maturity of one year or less. Rate shown reflects current rate.

	#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	C	Bond may be called prior to maturity date.
	*	Cost for federal income tax purposes is $1,369,967,386.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$—
		Gross Unrealized Depreciation		(6,036)
		Net Unrealized Appreciation		$(6,036)

PORTFOLIO OF INVESTMENTS
ING Institutional Prime Money Market Fund	as of June 30, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Fund’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	6/30/2010
Asset Table
Investments, at value
Certificates of Deposit	$—	$125,057,408	$—	$125,057,408
Commercial Paper	—	533,204,692	—	533,204,692
Corporate Bonds/Notes	—	164,980,256	—	164,980,256
U.S. Government Agency Obligations	—	5,236,994	—	5,236,994
Repurchase Agreements	—	541,482,000	—	541,482,000
Total Investments, at value	$—	$1,369,961,350	$—	$1,369,961,350

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Fund	as of June 30, 2010 (Unaudited)

Principal Amount			Value
CORPORATE BONDS/NOTES: 35.5%
		Consumer Discretionary: 6.7%
$2,065,000		AMC Entertainment, Inc., 8.750%, due 06/01/19	$2,085,650
1,420,000	#	Cablevision Systems Corp., 8.625%, due 09/15/17	1,455,500
1,620,000	#, L	Clear Channel Worldwide Holdings, Inc., 9.250%, due 12/15/17	1,620,000
875,000	#	Clear Channel Worldwide Holdings, Inc., 9.250%, due 12/15/17	883,750
769,000		Comcast Corp., 5.900%, due 03/15/16	867,682
97,000		Comcast Corp., 6.300%, due 11/15/17	110,908
2,512,000		Comcast Corp., 6.500%, due 01/15/17	2,882,234
652,000	#	COX Communications, Inc., 6.250%, due 06/01/18	728,168
614,000	#	COX Communications, Inc., 6.950%, due 06/01/38	706,769
1,255,000	#	Cox Enterprises, Inc., 7.375%, due 07/15/27	1,448,441
1,966,000		DIRECTV Holdings LLC, 5.200%, due 03/15/20	2,052,891
647,000		Discovery Communications, LLC, 5.625%, due 08/15/19	701,623
1,080,000		DISH DBS Corp., 7.125%, due 02/01/16	1,088,100
890,000		Goodyear Tire & Rubber Co/The, 8.625%, due 12/01/11	930,050
1,415,000		Hanesbrands, Inc., 8.000%, due 12/15/16	1,441,531
2,975,000	#	Hyatt Hotels Corp., 6.875%, due 08/15/19	3,204,036
1,040,000		Interpublic Group of Cos., Inc., 10.000%, due 07/15/17	1,151,800
1,401,000		JC Penney Co., Inc., 5.650%, due 06/01/20	1,376,483
1,885,000		Limited Brands, Inc., 8.500%, due 06/15/19	2,040,513
1,455,000		Mediacom LLC / Mediacom Capital Corp., 9.125%, due 08/15/19	1,411,350
517,000	#	NBC Universal, Inc., 3.650%, due 04/30/15	529,266
1,419,000	#	NBC Universal, Inc., 5.150%, due 04/30/20	1,482,852
498,000	#	NBC Universal, Inc., 6.400%, due 04/30/40	533,796
1,509,000		News America, Inc., 6.150%, due 03/01/37	1,579,028
848,000		News America, Inc., 6.650%, due 11/15/37	954,892
851,000		News America, Inc., 6.900%, due 03/01/19	1,009,732
2,040,000	#	Pinnacle Entertainment, Inc., 8.625%, due 08/01/17	2,111,400
805,000	#	QVC, Inc., 7.500%, due 10/01/19	794,938
535,000		Service Corp. International, 7.000%, due 06/15/17	529,650
227,000		Time Warner Cable, Inc., 3.500%, due 02/01/15	232,297
2,659,000		Time Warner Cable, Inc., 8.750%, due 02/14/19	3,360,301
648,000		Time Warner Entertainment Co. LP, 8.375%, due 07/15/33	806,644
591,000		Time Warner, Inc., 6.200%, due 03/15/40	625,537
2,547,000		Time Warner, Inc., 7.700%, due 05/01/32	3,080,614
863,000		Toll Brothers Finance Corp., 6.750%, due 11/01/19	847,430
2,025,000	#	Toys R Us Property Co. I LLC, 10.750%, due 07/15/17	2,222,438
1,101,000		Viacom, Inc., 4.250%, due 09/15/15	1,146,749
485,000	L	WMG Holdings Corp., 9.500%, due 12/15/14	485,000
1,405,000	#	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 7.875%, due 11/01/17	1,429,588
			51,949,631
		Consumer Staples: 2.3%
2,496,000		Altria Group, Inc., 9.700%, due 11/10/18	3,165,659
724,000	#	Anheuser-Busch InBev Worldwide, Inc., 5.375%, due 11/15/14	792,337
1,858,000		CVS Caremark Corp., 6.125%, due 09/15/39	1,993,058
419,000		CVS Caremark Corp., 6.600%, due 03/15/19	488,408
525,000	#	Dole Food Co., Inc., 8.000%, due 10/01/16	528,938
922,000		Kraft Foods, Inc., 6.125%, due 08/23/18	1,052,330
732,000		Kraft Foods, Inc., 6.500%, due 08/11/17	851,464
863,000		Kraft Foods, Inc., 6.500%, due 02/09/40	968,481
1,754,000		Lorillard Tobacco Co., 6.875%, due 05/01/20	1,784,930
2,020,000	&, #	ServiceMaster Co, 10.750%, due 07/15/15	2,100,800
1,550,000	#	Smithfield Foods, Inc., 10.000%, due 07/15/14	1,724,375
315,000		TreeHouse Foods, Inc., 7.750%, due 03/01/18	327,600
1,840,000		Tyson Foods, Inc., 7.850%, due 04/01/16	2,010,200
			17,788,580
		Energy: 3.5%
1,077,000		Anadarko Petroleum Corp., 6.450%, due 09/15/36	859,099
1,575,000	#	Arch Coal, Inc., 8.750%, due 08/01/16	1,649,813
2,708,000	L	BP Capital Markets PLC, 1.550%, due 08/11/11	2,580,914
300,000	#	Consol Energy, Inc., 8.000%, due 04/01/17	311,250
300,000	#	Consol Energy, Inc., 8.250%, due 04/01/20	314,250
1,523,000		Enbridge Energy Partners, 9.875%, due 03/01/19	2,004,128
1,244,000		Energy Transfer Partners, 9.700%, due 03/15/19	1,505,376
774,000		Enterprise Products Operating LLC, 5.200%, due 09/01/20	796,470
1,194,000		Enterprise Products Operating LLC, 6.450%, due 09/01/40	1,259,030
1,800,000	I, X	Greater Ohio Ethanol, LLC, 6.301%, due 12/31/13	—
2,200,000	I, X	Greater Ohio Ethanol, LLC, 12.630%, due 12/31/13	—
993,000	#	KazMunaiGaz Finance Sub BV, 7.000%, due 05/05/20	1,001,738
2,045,000		Newfield Exploration Co., 6.875%, due 02/01/20	1,993,875
906,000		Northwest Pipeline Corp., 7.000%, due 06/15/16	1,060,452
277,964	I, X	PEA Lima, LLC, 0.000%, due 03/20/14	—
1,350,000		Pioneer Natural Resources Co., 7.500%, due 01/15/20	1,398,056
1,717,000		Plains All American Pipeline LP, 5.750%, due 01/15/20	1,777,421
1,920,000		Plains Exploration & Production Co., 8.625%, due 10/15/19	1,953,600
727,000		Total Capital SA, 3.000%, due 06/24/15	735,042

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Fund	as of June 30, 2010 (Unaudited) (continued)

	Principal Amount			Value
			Energy (continued)
	$993,000		Total Capital SA, 4.450%, due 06/24/20	$1,015,634
	1,262,000		Transcontinental Gas Pipe Line Corp., 6.400%, due 04/15/16	1,436,224
	3,106,000		Transocean, Inc., 6.800%, due 03/15/38	2,807,187
	587,000	#	Williams Partners L.P., 5.250%, due 03/15/20	601,382
				27,060,941
			Financials: 11.3%
	4,143,600		Aegon NV, 3.891%, due 12/31/49	2,382,570
	3,058,000		American International Group, Inc., 5.850%, due 01/16/18	2,748,378
	784,000		AvalonBay Communities, Inc., 5.700%, due 03/15/17	847,588
	1,970,000		Bank of America Corp., 8.000%, due 12/29/49	1,905,522
	2,317,000	#	Barclays Bank PLC, 6.050%, due 12/04/17	2,341,880
	2,504,000	#	Barclays Bank PLC, 7.375%, due 06/29/49	2,253,600
	1,458,000		Capital One Bank USA NA, 8.800%, due 07/15/19	1,823,163
	1,724,000		Capital One Capital V, 10.250%, due 08/15/39	1,829,595
	884,000		Citigroup, Inc., 6.010%, due 01/15/15	928,128
	1,468,000		Citigroup, Inc., 8.500%, due 05/22/19	1,752,867
	1,277,000	#	Corestates Capital Trust I, 8.000%, due 12/15/26	1,329,407
	2,604,000		Credit Suisse/Guernsey, 5.860%, due 12/31/49	2,311,050
	2,013,000		Discover Bank/Greenwood DE, 8.700%, due 11/18/19	2,238,468
	1,155,000	#	Dresdner Funding Trust I, 8.151%, due 06/30/31	872,846
	2,076,000	#	Fibria Overseas Finance Ltd, 7.500%, due 05/04/20	2,117,520
	2,970,000		Fifth Third Bancorp., 8.250%, due 03/01/38	3,339,465
	3,599,000		First Tennessee Bank NA, 5.650%, due 04/01/16	3,525,616
	1,945,000		Ford Motor Credit Co., LLC, 8.125%, due 01/15/20	1,988,517
	799,000		General Electric Capital Corp., 5.875%, due 01/14/38	786,139
	1,425,000		General Electric Capital Corp., 6.000%, due 08/07/19	1,545,387
	1,253,000		Genworth Financial, Inc., 6.515%, due 05/22/18	1,208,056
	739,000		Genworth Financial, Inc., 7.700%, due 06/15/20	739,466
	2,754,000		Goldman Sachs Group, Inc., 5.375%, due 03/15/20	2,726,353
	2,116,000		Goldman Sachs Group, Inc., 6.250%, due 09/01/17	2,242,863
	710,000		Hartford Financial Services Group, Inc., 5.500%, due 03/30/20	690,398
	1,326,000		Hartford Financial Services Group, Inc., 6.000%, due 01/15/19	1,339,869
	964,000	#	Iberdrola Finance Ireland Ltd., 3.800%, due 09/11/14	959,538
	3,365,000	#	Iberdrola Finance Ireland Ltd., 5.000%, due 09/11/19	3,302,165
	2,262,000		International Lease Finance Corp., 6.625%, due 11/15/13	2,109,315
	811,000	#	International Lease Finance Corp., 8.750%, due 03/15/17	770,450
	1,062,000		JP Morgan Chase Bank NA, 5.875%, due 06/13/16	1,163,268
	410,000	#	LBI Escrow Corp., 8.000%, due 11/01/17	423,325
	732,000		Lincoln National Corp., 8.750%, due 07/01/19	898,590
	1,359,000		Merrill Lynch & Co., Inc., 6.050%, due 05/16/16	1,406,036
	1,500,000		Morgan Stanley, 4.100%, due 01/26/15	1,463,366
	1,567,000		Morgan Stanley, 7.300%, due 05/13/19	1,687,947
	3,331,000		National City Preferred Capital Trust I, 12.000%, due 12/29/49	3,672,418
	500,000	#	New Communications Holdings, Inc., 7.875%, due 04/15/15	506,250
DKK	21	I	Nordea Kredit Realkreditaktieselskab, 6.000%, due 07/01/29	4
	$1,729,000	#	Pacific Life Insurance Co., 9.250%, due 06/15/39	2,167,767
	155,347	#	Power Receivable Finance, LLC, 6.290%, due 01/01/12	158,470
	808,000		ProLogis, 6.875%, due 03/15/20	765,015
	920,000		ProLogis, 7.375%, due 10/30/19	902,515
	3,121,000		Protective Life Corp., 8.450%, due 10/15/39	3,339,994
	1,660,000	#	Rabobank, 11.000%, due 12/29/49	2,055,867
	800,000		Regions Financial Corp., 5.750%, due 06/15/15	795,785
	805,000	#	Reynolds Group DL Escrow, Inc./Reynolds Group Escrow LLC, 7.750%, due 10/15/16	790,913
	1,783,000		SLM Corp., 8.000%, due 03/25/20	1,568,316
	1,583,000	±, I, X	Twin Reefs Pass-through Trust, 0.000%, due 12/10/49	—
	1,270,000	#	Virgin Media Secured Finance PLC, 6.500%, due 01/15/18	1,254,125
	1,176,000	#, L	Voto-Votorantim Ltd, 6.750%, due 04/05/21	1,193,640
	2,207,000		Wachovia Bank NA, 6.600%, due 01/15/38	2,407,689
	2,322,000		Wells Fargo Capital XIII, 7.700%, due 12/29/49	2,356,830
	881,000	#	Xstrata Finance Canada Ltd, 5.500%, due 11/16/11	916,171
				86,850,480
			Health Care: 1.1%
	1,220,000		Abbott Laboratories, 4.125%, due 05/27/20	1,280,649
	756,000		Abbott Laboratories, 5.300%, due 05/27/40	796,410
	1,950,000	&	Biomet, Inc., 10.375%, due 10/15/17	2,106,000
	1,395,000		HCA, Inc., 7.250%, due 09/15/20	1,408,950
	585,000		HCA, Inc., 7.875%, due 02/15/20	604,744
	870,000		Omnicare, Inc., 6.875%, due 12/15/15	874,350
	1,054,000		US Oncology, Inc., 9.125%, due 08/15/17	1,088,255
				8,159,358
			Industrials: 1.4%
	900,000	#	Bombardier, Inc., 7.500%, due 03/15/18	931,500
	900,000	#	Bombardier, Inc., 7.750%, due 03/15/20	938,250
	1,250,000		Case New Holland, Inc., 7.750%, due 09/01/13	1,284,375
	2,321,000		General Electric Co., 5.250%, due 12/06/17	2,527,771
	714,000	#, L	Kazatomprom, 6.250%, due 05/20/15	726,495
	979,000		Owens Corning, 6.500%, due 12/01/16	1,043,011
	930,000		RR Donnelley & Sons Co., 7.625%, due 06/15/20	923,598
	2,051,000		RR Donnelley & Sons Co., 8.600%, due 08/15/16	2,249,600
				10,624,600
			Information Technology: 1.1%
	150,000	#	Brocade Communications Systems, Inc., 6.625%, due 01/15/18	149,625
	1,730,000	#	Brocade Communications Systems, Inc., 6.875%, due 01/15/20	1,725,675

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Fund	as of June 30, 2010 (Unaudited) (continued)

Principal Amount			Value
		Information Technology (continued)
$1,980,000		Crown Castle International Corp., 7.125%, due 11/01/19	$1,945,350
1,365,000		Jabil Circuit, Inc., 7.750%, due 07/15/16	1,433,250
1,935,000		Seagate Technology, Inc., 6.800%, due 10/01/16	1,886,625
657,000		Xerox Corp., 4.250%, due 02/15/15	680,899
307,000		Xerox Corp., 5.625%, due 12/15/19	327,286
			8,148,710
		Materials: 2.2%
943,000		ArcelorMittal, 7.000%, due 10/15/39	999,243
2,481,000		ArcelorMittal, 9.850%, due 06/01/19	3,105,212
702,000	#	Chevron Phillips Chemical Co. LLC, 7.000%, due 06/15/14	806,582
1,109,000	#	Chevron Phillips Chemical Co. LLC, 8.250%, due 06/15/19	1,400,639
1,054,000		Domtar Corp., 10.750%, due 06/01/17	1,270,070
1,510,000		Dow Chemical Co., 7.600%, due 05/15/14	1,745,324
1,730,000		Nova Chemicals Corp., 8.375%, due 11/01/16	1,730,000
350,000		Nova Chemicals Corp., 8.625%, due 11/01/19	348,250
1,114,000		Rio Tinto Finance USA Ltd., 8.950%, due 05/01/14	1,352,335
631,000		Solo Cup Co. / Solo Cup Operating Corp., 10.500%, due 11/01/13	655,451
1,240,000		Steel Dynamics, Inc., 7.750%, due 04/15/16	1,252,400
1,950,000		Teck Resources Ltd., 10.250%, due 05/15/16	2,303,601
			16,969,107
		Telecommunication Services: 2.3%
1,979,000		AT&T, Inc., 6.550%, due 02/15/39	2,224,255
394,000		CenturyTel, Inc., 7.600%, due 09/15/39	374,570
1,043,000	L	Cricket Communications, Inc., 10.000%, due 07/15/15	1,095,150
730,000		Frontier Communications Corp., 8.125%, due 10/01/18	729,088
1,949,000	#	Intelsat Subsidiary Holding Co., Ltd., 8.875%, due 01/15/15	1,980,671
975,000	L	MetroPCS Wireless, Inc., 9.250%, due 11/01/14	1,009,125
980,000		Nextel Communications, Inc., 5.950%, due 03/15/14	913,850
1,015,000	#	Qwest Communications International, Inc., 7.125%, due 04/01/18	1,017,538
1,054,000		Qwest Communications International, Inc., 7.500%, due 02/15/14	1,061,905
580,000		Sprint Nextel Corp., 6.000%, due 12/01/16	523,450
2,454,000		Telecom Italia Capital S.A., 5.250%, due 11/15/13	2,536,668
2,199,000		Telefonica Emisiones SAU, 5.134%, due 04/27/20	2,208,253
1,550,000		Verizon Communications, Inc., 8.950%, due 03/01/39	2,202,719
			17,877,242
		Utilities: 3.6%
1,700,000		AES Corp., 8.000%, due 10/15/17	1,725,500
1,467,000	#	Allegheny Energy Supply Co. LLC, 5.750%, due 10/15/19	1,458,741
1,191,000		Ameren Corp., 8.875%, due 05/15/14	1,381,798
309,000	L	Ameren Energy Generating Co., 6.300%, due 04/01/20	315,086
1,043,000		CMS Energy Corp., 6.250%, due 02/01/20	997,522
249,000		Commonwealth Edison Co., 6.150%, due 03/15/12	268,498
112,000		DTE Energy Co., 7.625%, due 05/15/14	131,001
1,189,000	#	EDP Finance BV, 4.900%, due 10/01/19	1,079,246
991,000	#	EDP Finance BV, 6.000%, due 02/02/18	977,466
1,128,000	#	Enel Finance International S.A., 5.125%, due 10/07/19	1,135,097
995,000	#	Enel Finance International S.A., 6.250%, due 09/15/17	1,080,024
1,660,000	#	Enel Finance International SA, 6.000%, due 10/07/39	1,602,431
782,000		Entergy Texas, Inc., 7.125%, due 02/01/19	925,292
696,000		FirstEnergy Solutions Corp., 4.800%, due 02/15/15	729,041
1,087,000		Georgia Power Co., 5.400%, due 06/01/40	1,121,588
1,180,000		Indiana Michigan Power, 7.000%, due 03/15/19	1,382,939
812,000		Jersey Central Power and Light, 7.350%, due 02/01/19	966,862
308,382	#	Juniper Generation, LLC, 6.790%, due 12/31/14	287,426
618,000		Metropolitan Edison, 7.700%, due 01/15/19	748,050
709,000		Nevada Power Co., 7.125%, due 03/15/19	840,027
645,000		Nisource Finance Corp., 6.125%, due 03/01/22	689,900
1,318,000		Oncor Electric Delivery Co., 7.500%, due 09/01/38	1,650,932
2,275,000		Sempra Energy, 6.500%, due 06/01/16	2,613,809
1,949,000		Sierra Pacific Power Co., 6.250%, due 04/15/12	2,091,037
1,169,000		Southwestern Electric Power, 5.550%, due 01/15/17	1,252,869
			27,452,182
		Total Corporate Bonds/Notes (Cost $259,800,489)	272,880,831
U.S. GOVERNMENT AGENCY OBLIGATIONS: 36.7%
		Federal Home Loan Mortgage Corporation##: 13.9%
203,472		0.700%, due 02/15/32	203,998
8,230,000		3.000%, due 04/07/15	8,233,753
8,940,000		3.250%, due 04/23/15	8,954,644
1,550,745		3.450%, due 03/15/38	1,568,807
20,311,000	W	4.500%, due 08/15/39	20,971,108
3,554,639	^	4.872%, due 03/15/33	3,365,671
361,144		4.934%, due 04/01/35	384,677
3,568,794	^	5.000%, due 05/15/17-01/15/29	172,879
15,883,842		5.000%, due 12/15/17-02/15/35	16,804,907
31,677,330		5.500%, due 08/15/20-08/15/36	33,704,749
4,773,000	W	6.000%, due 08/15/34	5,166,028
1,209,047	^	6.000%, due 04/15/33	207,748
3,789,609		6.000%, due 12/01/28-07/15/32	4,159,524
15,079,106	^	6.050%, due 10/15/37	1,856,387
4,658,463	^	6.400%, due 05/15/35	729,545

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Fund	as of June 30, 2010 (Unaudited) (continued)

Principal Amount			Value
		Federal Home Loan Mortgage Corporation## (continued)
$34,940		6.500%, due 01/01/24	$38,650
52,594		7.000%, due 11/01/31-03/01/32	59,737
5,701		7.500%, due 11/01/28	6,515
			106,589,327
		Federal National Mortgage Association##: 17.6%
295,359		0.747%, due 06/25/36	295,230
213,973		0.748%, due 04/18/28	215,463
238,898		0.797%, due 10/25/33	239,190
212,388		0.897%, due 01/25/32	212,416
2,329,989	^	4.000%, due 11/01/18	222,768
53,025,000	W	4.500%, due 07/01/25-07/15/35	55,009,618
816,503		4.995%, due 07/01/35	873,770
12,163,280		5.000%, due 02/25/29-07/01/36	12,923,061
19,414,000	W	5.500%, due 07/15/34	20,842,754
9,540,806		5.500%, due 02/01/18-06/01/38	10,060,058
4,148,000	W	6.000%, due 08/12/40	4,487,618
1,664,464	^	6.000%, due 08/25/33	264,376
13,656,148		6.000%, due 08/01/16-12/25/49	15,009,263
6,518,235	^	6.103%, due 04/25/37	813,721
3,870,215	^	6.243%, due 06/25/36	494,113
1,384,436	^	6.253%, due 08/25/25	42,892
3,302,919	^	6.353%, due 08/25/26	398,469
7,413,504	^	6.393%, due 01/25/37	1,069,213
24,822,101	^	6.403%, due 10/25/35	4,012,743
5,040,000	W	6.500%, due 08/01/39	5,506,200
919,534		6.500%, due 02/01/28-12/01/33	1,023,766
283,304		7.000%, due 12/01/27-03/01/32	321,236
1,668,283	^	7.336%, due 02/17/29	280,016
802,394		7.500%, due 10/01/30-01/25/48	916,180
158,427		27.211%, due 02/25/34	214,235
			135,748,369
		Government National Mortgage Association: 5.2%
3,795		4.375%, due 04/20/28	3,923
1,908,162		4.500%, due 04/15/39	1,992,658
19,607,000	W	5.000%, due 07/15/33	20,887,592
34,666,589	^	5.000%, due 04/20/38-06/16/39	3,923,456
2,526,000		5.000%, due 07/01/40	2,685,464
2,859,442		5.500%, due 09/15/38	3,095,168
26,067,765	^	5.853%, due 06/20/38-04/20/39	2,595,156
14,013,020	^	5.953%, due 05/20/39	1,260,688
12,000,434	^	6.053%, due 04/20/38	1,223,401
2,999,068	^	6.150%, due 05/16/38	459,618
13,106,805	^	6.203%, due 01/20/38	1,318,687
162,053		6.500%, due 02/15/26-09/15/32	181,107
89,735		7.000%, due 04/15/26-05/15/32	101,969
123,635		7.500%, due 12/15/22-05/15/32	140,501
444,670	^	7.900%, due 06/16/31	63,505
			39,932,893
		Total U.S. Government Agency Obligations (Cost $270,211,179)	282,270,589
U.S. TREASURY OBLIGATIONS: 16.6%
		U.S. Treasury Notes: 16.6%
18,290,000	L	0.750%, due 05/31/12	18,345,730
7,662,000		1.000%, due 04/30/12	7,720,660
6,275,000	L	1.125%, due 06/15/13	6,300,953
14,069,000	L	2.125%, due 05/31/15	14,313,041
7,869,000	L	3.500%, due 05/15/20	8,236,616
64,872,000		4.625%, due 02/15/40	72,930,335
		Total U.S. Treasury Obligations (Cost $125,101,711)	127,847,335
ASSET-BACKED SECURITIES: 7.7%
		Automobile Asset-Backed Securities: 3.1%
1,401,000	#	Bank of America Auto Trust, 3.520%, due 06/15/16	1,467,629
1,061,000		Capital Auto Receivables Asset Trust, 5.070%, due 12/15/11	1,070,529
621,000		CarMax Auto Owner Trust, 2.400%, due 04/15/15	632,437
1,353,000		CarMax Auto Owner Trust, 2.820%, due 12/15/14	1,395,272
1,699,000		CarMax Auto Owner Trust, 5.810%, due 12/16/13	1,820,088
1,710,000	#	Chrysler Financial Auto Securitization Trust, 5.570%, due 08/08/14	1,764,229
1,788,000	#	Chrysler Financial Auto Securitization Trust, 6.250%, due 05/08/14	1,860,450
3,394,000	#	Chrysler Financial Auto Securitization Trust, 6.540%, due 11/10/14	3,522,972
562,000		Ford Credit Auto Owner Trust, 4.950%, due 03/15/13	590,819
1,372,000		Harley-Davidson Motorcycle Trust, 2.620%, due 03/15/14	1,395,503
2,292,000		Harley-Davidson Motorcycle Trust, 3.190%, due 11/15/13	2,341,010
1,507,000		Harley-Davidson Motorcycle Trust, 5.520%, due 11/15/13	1,564,329
1,654,000		Honda Auto Receivables Owner Trust, 4.880%, due 09/18/14	1,723,326
887,000		Hyundai Auto Receivables Trust, 2.030%, due 08/15/13	899,250
866,000		Mercedes-Benz Auto Receivables Trust, 2.430%, due 03/15/16	889,496
711,000		USAA Auto Owner Trust, 4.500%, due 10/15/13	737,949
			23,675,288

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Fund	as of June 30, 2010 (Unaudited) (continued)

Principal Amount			Value
		Credit Card Asset-Backed Securities: 3.3%
$3,215,000		Capital One Multi-Asset Execution Trust, 5.050%, due 12/17/18	$3,604,501
1,243,000		Capital One Multi-Asset Execution Trust, 5.750%, due 07/15/20	1,447,794
234,000		Chase Issuance Trust, 2.400%, due 06/17/13	237,371
200,000		Chase Issuance Trust, 5.120%, due 10/15/14	217,364
3,650,000		Chase Issuance Trust, 5.160%, due 04/16/18	4,133,249
3,054,000		Citibank Credit Card Issuance Trust, 1.000%, due 07/15/13	3,021,322
100,000		Citibank Credit Card Issuance Trust, 4.850%, due 04/22/15	108,817
4,572,000		Citibank Credit Card Issuance Trust, 6.950%, due 02/18/14	4,890,989
576,000		Discover Card Master Trust, 5.650%, due 12/15/15	641,843
3,194,000		Discover Card Master Trust, 5.650%, due 03/16/20	3,680,030
3,143,000		MBNA Credit Card Master Note Trust, 6.800%, due 07/15/14	3,353,560
			25,336,840
		Home Equity Asset-Backed Securities: 0.0%
268,544		Freddie Mac Structured Pass-through Securities, 0.597%, due 05/25/31	220,816
59,973		Freddie Mac Structured Pass-through Securities, 0.647%, due 01/25/32	57,409
40,848		Merrill Lynch Mortgage Investors Trust, 0.707%, due 07/25/34	31,509
13,593		Renaissance Home Equity Loan Trust, 4.456%, due 05/25/35	13,485
66,815		Residential Asset Securities Corp., 0.947%, due 06/25/32	32,634
			355,853
		Other Asset-Backed Securities: 1.3%
906,281		Bear Stearns Asset-Backed Securities, Inc., 0.727%, due 06/25/36	656,950
1,400,000	#	Carlyle High Yield Partners, 0.798%, due 08/11/16	1,299,302
162,884		CenterPoint Energy Transition Bond Co., LLC, 4.192%, due 02/01/20	175,898
119,422		Chase Funding Mortgage Loan Asset-Backed Certificates, 0.947%, due 07/25/33	106,046
2,056		Chase Funding Mortgage Loan Asset-Backed Certificates, 4.045%, due 05/25/33	2,043
1,551,669		Credit-Based Asset Servicing and Securitization, LLC, 4.831%, due 08/25/35	1,510,670
1,073,947		Credit-Based Asset Servicing and Securitization, LLC, 5.501%, due 12/25/36	771,433
1,456,000	#	Credit-Based Asset Servicing and Securitization, LLC, 5.746%, due 12/25/37	1,417,705
1,188,000	#	Credit-Based Asset Servicing and Securitization, LLC, 6.020%, due 12/25/37	995,900
1,490,670		GSAA Trust, 5.242%, due 06/25/34	1,425,325
649,016		Lehman XS Trust, 0.627%, due 08/25/35	477,590
150,733		Residential Asset Mortgage Products, Inc., 0.617%, due 07/25/35	142,402
4,518		Residential Asset Mortgage Products, Inc., 0.967%, due 06/25/33	3,598
407,000		RSB Bondco LLC, 5.720%, due 04/01/18	465,394
832,327		Structured Asset Securities Corp., 4.910%, due 06/25/33	701,665
			10,151,921
		Total Asset-Backed Securities (Cost $60,082,473)	59,519,902
COLLATERALIZED MORTGAGE OBLIGATIONS: 14.1%
160,270		ABN Amro Mortgage Corp., 0.843%, due 03/25/18	154,050
855,000		AEP Texas Central Transition Funding LLC, 5.170%, due 01/01/18	970,631
380,958		American Home Mortgage Assets, 1.203%, due 02/25/47	25,958
1,897,069		American Home Mortgage Assets, 1.413%, due 09/25/46	290,611
4,534,657		American Home Mortgage Investment Trust, 0.727%, due 11/25/45	1,282,161
630,545		Banc of America Commercial Mortgage, Inc., 4.161%, due 12/10/42	635,930
1,734,664		Banc of America Commercial Mortgage, Inc., 4.783%, due 07/10/43	1,802,793
570,000		Banc of America Commercial Mortgage, Inc., 5.350%, due 09/10/47	552,583
2,260,000		Banc of America Commercial Mortgage, Inc., 5.350%, due 09/10/47	2,422,819
1,660,000		Banc of America Commercial Mortgage, Inc., 5.595%, due 06/10/39	1,761,684
4,020,070	#	Banc of America Funding Corp., 5.250%, due 08/26/35	4,012,104
636,842		Bear Stearns Alternative-A Trust, 0.667%, due 07/25/34	443,164
62,502		Bear Stearns Commercial Mortgage Securities, 5.415%, due 04/12/38	62,461
1,482,001		Chase Mortgage Finance Corp., 5.500%, due 11/25/35	1,460,084
92,059		Citicorp Mortgage Securities, Inc., 0.797%, due 03/25/33	87,573
3,367,000		Citigroup Commercial Mortgage Trust, 5.888%, due 12/10/49	3,438,354
4,090,157	#	Citigroup Mortgage Loan Trust, Inc., 18.707%, due 10/25/35	3,960,669
1,910,000		Commercial Mortgage Asset Trust, 6.975%, due 01/17/32	2,104,306
1,710,000	#	Commercial Mortgage Pass-Through Certificates, 5.449%, due 02/05/19	1,706,493
1,930,000	#	Commercial Mortgage Pass-through Certificates, 0.850%, due 07/16/34	1,875,414
930,000		Commercial Mortgage Pass-through Certificates, 4.715%, due 03/10/39	964,141
3,640,000		Commercial Mortgage Pass-through Certificates, 6.010%, due 12/10/49	3,769,602
23,482		Countrywide Alternative Loan Trust, 0.747%, due 02/25/33	22,447
254,912		Countrywide Alternative Loan Trust, 0.897%, due 04/25/33	247,763
1,116,417		Countrywide Home Loan Mortgage Pass-through Trust, 0.667%, due 04/25/35	228,753
230,362		Credit Suisse First Boston Mortgage Securities Corp., 3.727%, due 03/15/35	235,147
240,000		Credit Suisse First Boston Mortgage Securities Corp., 5.100%, due 08/15/38	254,330
300,000		Credit Suisse First Boston Mortgage Securities Corp., 6.133%, due 04/15/37	316,959
124,922,473	#, ^	Credit Suisse Mortgage Capital Certificates, 0.129%, due 09/15/40	821,015
1,350,000	#	Credit Suisse Mortgage Capital Certificates, 5.342%, due 12/15/43	1,350,213
923,000		First Horizon Asset Securities, Inc., 5.750%, due 02/25/36	815,380
2,286,795		GMAC Mortgage Corp. Loan Trust, 5.255%, due 03/18/35	2,037,174
1,457,752		GMAC Mortgage Corp. Loan Trust, 5.370%, due 11/19/35	1,357,932
77,384,223	#, ^	Greenwich Capital Commercial Funding Corp., 0.109%, due 12/10/49	601,709
3,205,000		Greenwich Capital Commercial Funding Corp., 5.444%, due 03/10/39	3,217,199
2,790,000		Greenwich Capital Commercial Funding Corp., 5.700%, due 12/10/49	3,001,545
3,500,000		Greenwich Capital Commercial Funding Corp., 5.736%, due 12/10/49	3,450,363
2,050,000		Greenwich Capital Commercial Funding Corp., 5.867%, due 12/10/49	1,633,762
1,130,000		Greenwich Capital Commercial Funding Corp., 6.085%, due 07/10/38	1,233,509
2,360,000		Greenwich Capital Commercial Funding Corp., 6.085%, due 07/10/38	2,471,157

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Fund	as of June 30, 2010 (Unaudited) (continued)

	Principal Amount				Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$1,500,000		#	GS Mortgage Securities Corp. II, 5.374%, due 05/17/45		$1,620,745
	790,000	#	GS Mortgage Securities Corp. II, 6.060%, due 07/12/38		792,988
	240,136		GSR Mortgage Loan Trust, 0.847%, due 06/25/35		204,687
	1,094,187		GSR Mortgage Loan Trust, 5.500%, due 07/25/35		991,264
	263,864		Homebanc Mortgage Trust, 1.207%, due 08/25/29		183,711
	2,720,000	I, X	Hudson Mezzanine Funding, 1.093%, due 06/12/42		—
	245,811,285	^	JP Morgan Chase Commercial Mortgage Securities Corp., 0.274%, due 02/15/51		1,605,688
	577,683		JP Morgan Chase Commercial Mortgage Securities Corp., 4.275%, due 01/12/37		591,915
	1,540,000		JP Morgan Chase Commercial Mortgage Securities Corp., 5.336%, due 05/15/47		1,525,142
	3,400,000		JP Morgan Chase Commercial Mortgage Securities Corp., 5.360%, due 12/15/44		3,621,122
	3,500,000		JP Morgan Chase Commercial Mortgage Securities Corp., 5.399%, due 05/15/45		3,690,095
	690,000		JP Morgan Chase Commercial Mortgage Securities Corp., 5.420%, due 01/15/49		675,772
	14,527		JP Morgan Chase Commercial Mortgage Securities Corp., 6.022%, due 04/15/45		14,545
	3,052,852		JP Morgan Mortgage Trust, 5.295%, due 07/25/35		2,854,811
	95,429,848	#, ^	LB-UBS Commercial Mortgage Trust, 0.191%, due 09/15/39		1,634,809
	21,238,239	^	LB-UBS Commercial Mortgage Trust, 0.323%, due 11/15/40		101,958
	38,867		LB-UBS Commercial Mortgage Trust, 4.310%, due 02/15/30		39,061
	2,730,000		LB-UBS Commercial Mortgage Trust, 5.197%, due 11/15/30		2,902,838
	1,235,000		LB-UBS Commercial Mortgage Trust, 5.372%, due 09/15/39		1,279,315
	3,030,000		LB-UBS Commercial Mortgage Trust, 5.424%, due 02/15/40		3,022,686
	2,130,000		LB-UBS Commercial Mortgage Trust, 5.437%, due 06/15/29		2,255,263
	3,230,000		LB-UBS Commercial Mortgage Trust, 6.080%, due 06/15/38		3,473,944
	17,748		MASTR Alternative Loans Trust, 6.500%, due 05/25/33		16,542
	127,024		MASTR Alternative Loans Trust, 8.500%, due 05/25/33		132,177
	60,862,261	#, ^	Merrill Lynch Mortgage Trust, 0.559%, due 08/12/43		1,062,333
	2,610,000		Merrill Lynch Mortgage Trust, 4.747%, due 06/12/43		2,725,541
	419,350		MLCC Mortgage Investors, Inc., 0.667%, due 10/25/28		388,772
	227,058		MLCC Mortgage Investors, Inc., 0.667%, due 01/25/29		194,947
	580,000	#	Morgan Stanley Dean Witter Capital I, 7.206%, due 10/15/35		577,413
	15,701,918	#, ^	RBSCF Trust, 1.155%, due 04/15/24		545,213
	1,610,000	#	RBSCF Trust, 5.420%, due 01/19/49		1,376,550
	738,415		Residential Asset Securitization Trust, 5.500%, due 02/25/35		683,630
	316,177		Sequoia Mortgage Trust, 0.618%, due 01/20/35		264,066
	152,449		Structured Adjustable Rate Mortgage Loan Trust, 5.499%, due 11/25/34		146,378
	645,228		Structured Asset Mortgage Investments, Inc., 0.588%, due 04/19/35		411,753
	3,490,000		Wachovia Bank Commercial Mortgage Trust, 5.308%, due 11/15/48		3,619,456
	1,380,000		Wachovia Bank Commercial Mortgage Trust, 5.342%, due 12/15/43		1,260,568
	3,724,306		WaMu Mortgage Pass-Through Certificates, 5.197%, due 01/25/36		3,461,746
	1,303,572		Washington Mutual Mortgage Pass-through Certificates, 6.000%, due 06/25/34		1,377,959
			Total Collateralized Mortgage Obligations (Cost $109,605,985)		108,407,345
OTHER BONDS: 2.5%
			Foreign Government Bonds: 2.5%
BRL	36,185,000		Brazil Notas do Tesouro Nacional Series F, 10.000%, due 01/01/12		19,491,286
			Total Other Bonds (Cost $19,264,333)		19,491,286

	Shares				Value
PREFERRED STOCK: 0.2%
			Financials: 0.2%
	71,275	P	Citigroup Capital XII		$1,781,162
			Total Preferred Stock (Cost $1,781,875)		1,781,162
			Total Long-Term Investments (Cost $845,848,045)		872,198,450
SHORT-TERM INVESTMENTS: 10.5%
			Affiliated Mutual Fund: 4.1%
	31,379,000		ING Institutional Prime Money Market Fund - Class I		$31,379,000
			Total Mutual Fund (Cost $31,379,000)		31,379,000
			Securities Lending Collateral(cc): 6.4%
	47,059,104		BNY Mellon Overnight Government Fund (1)		47,059,104
	3,329,856	I	BNY Institutional Cash Reserves Fund, Series B (1)(2)		2,663,885
			Total Securities Lending Collateral (Cost $50,388,960)		49,722,989
			Total Short-Term Investments (Cost $81,767,960)		81,101,989
			Total Investments in Securities (Cost $927,616,005)*	123.8%	$953,300,439
			Other Assets and Liabilities - Net	(23.8)	(183,424,451)
			Net Assets	100.0%	$769,875,988

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Fund	as of June 30, 2010 (Unaudited) (continued)

&	Payment-in-kind
MASTR	Mortgage Asset Securitization Transaction, Inc.
#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

P	Preferred Stock may be called prior to convertible date.
cc	Securities purchased with cash collateral for securities loaned.
(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily.

##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

W	Settlement is on a when-issued or delayed-delivery basis.
I	Illiquid security
L	Loaned security, a portion or all of the security is on loan at June 30, 2010.
±	Defaulted security
X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
^

Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

BRL	Brazilian Real
DKK	Danish Krone
*	Cost for federal income tax purposes is $928,124,247.
Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$43,751,079
	Gross Unrealized Depreciation	(18,574,887)
	Net Unrealized Appreciation	$25,176,192

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Fund	as of June 30, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Fund’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	6/30/2010
Asset Table
Investments, at value
Preferred Stock	$—	$1,781,162	$—	$1,781,162
Corporate Bonds/Notes	—	272,880,831	—	272,880,831
U.S. Government Agency Obligations	—	282,270,589	—	282,270,589
U.S. Treasury Obligations	—	127,847,335	—	127,847,335
Asset-Backed Securities	—	54,697,628	4,822,274	59,519,902
Collateralized Mortgage Obligations	—	105,680,582	2,726,763	108,407,345
Other Bonds	—	19,491,286	—	19,491,286
Short-Term Investments	78,438,104	—	2,663,885	81,101,989
Total Investments, at value	$78,438,104	$864,649,413	$10,212,922	$953,300,439
Other Financial Instruments+:
Forward foreign currency contracts	—	140,454	—	140,454
Futures	2,309,060	—	—	2,309,060
Swaps, at value	—	2,107,614	—	2,107,614
Total Assets	$80,747,164	$866,897,481	$10,212,922	$957,857,567

Liabilities Table
Other Financial Instruments+:
Forward foreign currency contracts	$—	$(630,988)	$—	$(630,988)
Futures	(2,689,178)	—	—	(2,689,178)
Swaps, at value	—	(4,217,493)	—	(4,217,493)
Total Liabilities	$(2,689,178)	$(4,848,481)	$—	$(7,537,659)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund’s assets and liabilities during the period ended June 30, 2010:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	3/31/2010	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	6/30/2010
Asset Table
Investments, at value
Corporate Bonds/Notes	512,000	—	—	—	—	—	—	(512,000)	—
Asset-Backed Securities	13,857	3,542,886	(18,212)	(1,662)	(8,174)	(5,723)	1,299,302	—	4,822,274
Collateralized Mortgage Obligations	15,747,247	1,431,391	(4,578,879)	(387)	76,377	(49,012)	—	(9,899,974)	2,726,763
Other Bonds	4,614,962	—	(4,628,742)	—	113,742	(99,962)	—	—	—
Short-Term Investments	2,663,885	—	—	—	—	—	—	—	2,663,885
Total Investments, at value	$23,551,951	$4,974,277	$(9,225,833)	$(2,049)	$181,945	$(154,697)	$1,299,302	$(10,411,974)	$10,212,922

As of June 30, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $(39,757).

+ Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Fund. Swaps and written options are reported at their market value at measurement date.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Fund	as of June 30, 2010 (Unaudited) (continued)

At June 30, 2010 the following forward foreign currency contracts were outstanding for the ING Intermediate Bond Fund:

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)

Indian Rupee
INR 221,877,202	BUY	7/2/10	$4,717,780	$4,777,203	$59,423
Indian Rupee
INR 221,877,202	BUY	7/30/10	4,731,866	4,758,505	26,639
					$86,062

Brazilian Real
BRL 36,160,661	SELL	7/2/10	$19,402,619	$20,033,607	$(630,988)
Brazilian Real
BRL 36,160,661	SELL	7/30/10	19,960,621	19,906,229	54,392
					$(576,596)

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Fund	as of June 30, 2010 (Unaudited) (continued)

ING Intermediate Bond Fund Open Futures Contracts on June 30, 2010:

				Unrealized
	Number of			Appreciation/
Contract Description	Contracts	Expiration Date	Market Value	(Depreciation)

Long Contracts
U.S. Treasury 5-Year Note	545	09/30/10	$64,501,600	$1,109,925
U.S. Treasury 10-Year Note	591	09/21/10	72,425,206	1,199,135
			$136,926,806	$2,309,060

Short Contracts
U.S. Treasury 2-Year Note	1,278	09/30/10	$279,662,337	$(732,657)
U.S. Treasury Long Bond	574	09/21/10	73,185,000	(1,956,521)
			$352,847,337	$(2,689,178)

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Fund	as of June 30, 2010 (Unaudited) (continued)

ING Intermediate Bond Fund Credit Default Swap Agreements Outstanding on June 30, 2010:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)

		Buy/Sell	(Pay)/Receive	Termination	Notional		Market	Upfront Premium	Unrealized Appreciation/
Counterparty	Reference Entity/Obligation	Protection	Fixed Rate (%)	Date	Amount (4)		Value (5)	Paid/(Received)	(Depreciation)

Morgan Stanley Capital Services Inc.	Domtar Inc. 7.875%, 10/15/11	Buy	(2.650)	09/20/11	USD	1,287,500	$(25,478)	$—	$(25,478)
Citibank N.A., New York	MBIA Inc. 6.625%, 10/01/28	Buy	(5.000)	09/20/13	USD	640,000	189,625	139,496	50,129
Citibank N.A., New York	MBIA Inc. 6.625%, 10/01/28	Buy	(5.000)	09/20/13	USD	1,311,000	388,435	274,248	114,187
JPMorgan Chase Bank, N.A. New York	MBIA Inc. 6.625%, 10/01/28	Buy	(5.000)	09/20/13	USD	5,079,000	1,504,854	578,204	926,650
							$2,057,436	$991,948	$1,065,488

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

		Buy/Sell	(Pay)/Receive	Termination	Implied Credit Spread at	Notional		Market	Upfront Premium	Unrealized Appreciation/
Counterparty	Reference Entity/Obligation	Protection	Fixed Rate (%)	Date	06/30/10 (%) (3)	Amount (4)		Value (5)	Paid/(Received)	(Depreciation)

UBS AG	Domtar Inc. 7.875%, 10/15/11	Sell	2.600	09/20/11	1.03	USD	1,288,000	$24,700	$—	$24,700
Citibank N.A., New York	MBIA Global Funding LLC, FRN, 10/06/10	Sell	5.000	09/20/13	43.45	USD	1,311,000	(765,076)	(346,843)	(418,233)
Citibank N.A., New York	MBIA Global Funding LLC, FRN, 10/06/10	Sell	5.000	09/20/13	43.45	USD	641,000	(374,076)	(155,457)	(218,619)
Goldman Sachs International	MBIA Global Funding LLC, FRN, 10/06/10	Sell	5.000	09/20/13	43.45	USD	1,271,000	(741,732)	(304,343)	(437,389)
JPMorgan Chase Bank, N.A. New York	MBIA Global Funding LLC, FRN, 10/06/10	Sell	5.000	09/20/13	43.45	USD	2,540,000	(1,482,297)	(305,223)	(1,177,074)

								$(3,338,481)	$(1,111,866)	$(2,226,615)

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Fund	as of June 30, 2010 (Unaudited) (continued)

(1)   If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either 1.) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or 2.) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)   If the Fund is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will generally either 1.) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or 2.) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

(3)   Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Fund’s Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting market values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)   The maximum amount of future payments (undiscounted) that a Fund as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

(5)   The market values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing market values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Fund	as of June 30, 2010 (Unaudited) (continued)

ING Intermediate Bond Fund Interest Rate Swap Agreement Outstanding on June 30, 2010:

						Unrealized
	Termination	Notional		Market	Upfront Premium	Appreciation/
	Date	Amount		Value	Paid/(Received)	(Depreciation)

Pay a fixed rate equal to 3.478% and receive a floating rate based on the 3-month USD-LIBOR
Counterparty: Citibank	05/11/20	USD	19,944,000	$(828,834)	$—	$(828,834)

				$(828,834)	$—	$(828,834)

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Fund	as of June 30, 2010 (Unaudited) (continued)

On March 19, 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (“SFAS No. 161”), “Disclosure about Derivative Instruments and Hedging Activities.” This new accounting statement requires enhanced disclosures about an entity’s derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for under SFAS No. 133, and ( c ) how derivatives affect an entity’s financial position, financial performance, and cash flows. SFAS No. 161 also requires enhanced disclosures regarding credit-risk related contingent features of derivative instruments.

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure as of June 30, 2010:

Derivatives Fair Value*
Credit contracts	$(1,281,045)
Foreign exchange contracts	(490,534)
Interest rate contracts	(1,208,952)
Total	$(2,980,531)

* Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Fund. Swaps, purchased options and written options are reported at their market value at measurement date.

Item 2. Controls and Procedures.

(a)         Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)        There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Funds Trust

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	August 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	August 25, 2010

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	August 25, 2010